MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the final sentence of the first paragraph found in the section titled Principal Investment Strategies (page 3 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies. A portion of the Fund’s fixed income exposure will be to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default; the Fund does not normally expect to invest more than 10% of its assets in high yield bonds, although the Fund’s exposure may from time to time exceed that percentage.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 3 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 4 in the Prospectus):

Equity Funds	40.00%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	4.25%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.00%
MML Focused Equity Fund (Harris Associates L.P.)	1.50%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.00%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.00%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	2.75%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	2.75%

Total Large Cap Equity Funds	23.25%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	1.85%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	2.40%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	0.80%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	0.65%

Total Mid Cap Equity Funds	5.70%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.00%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.30%

Total Small Cap Equity Funds	2.30%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	1.75%
MML Global Fund (Massachusetts Financial Services Company)	2.00%
MML International Equity Fund (Harris Associates L.P.)	1.75%
Oppenheimer Global Fund (OFI Global)	1.50%
Oppenheimer International Growth Fund (OFI Global)	1.75%

Total International/Global Funds	8.75%

—Fixed Income Funds	60.00%
MML High Yield Fund (Babson Capital Management LLC)	4.75%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.50%
MML Managed Bond Fund (Babson Capital Management LLC)	26.25%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	13.75%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	6.75%
Oppenheimer Global Strategic Income Fund (OFI Global)	7.00%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 4 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 5 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 5 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks found beginning on page 89 of the Prospectus:

•	Alternative Investments Risk

Many alternative investments (such as commodities, currencies, gold, energy and infrastructure, and real estate) can be highly volatile and may be illiquid. Although the Fund may at times allocate a portion of its assets to alternative investments because their performance is not expected to correlate closely with more traditional equity and fixed-income investments, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative asset classes may be negatively affected by variations (often rapid) in, among other things, their respective markets, the supply of and demand for specific products in their respective industries, economic conditions, environmental factors, governmental regulation and political developments.

•	Commodities-Related Investments Risk

Exposure to the commodities markets (including precious metals) may subject a Fund to greater volatility than investments in traditional securities. The values of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political, and regulatory developments. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. A Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes. See “Taxation and Distributions” below.

Effective immediately, the following information supplements the information for Currency Risk found in the section titled Additional Information Regarding Principal Risks on pages 90-91 of the Prospectus:

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information replaces the information for REIT Risk found in the section titled Additional Information Regarding Principal Risks on page 99 of the Prospectus:

•	Real Estate Risk; REIT Risk

Investments in real estate are subject to a number of risks, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-13-01

CA 13-01

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the final sentence of the first paragraph found in the section titled Principal Investment Strategies (page 8 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies. A portion of the Fund’s fixed income exposure will be to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default; the Fund does not normally expect to invest more than 10% of its assets in high yield bonds, although the Fund’s exposure may from time to time exceed that percentage.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 8 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 9 in the Prospectus):

Equity Funds	50.00%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	5.25%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.50%
MML Focused Equity Fund (Harris Associates L.P.)	2.25%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	3.75%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.50%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.25%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	3.50%

Total Large Cap Equity Funds	28.00%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	2.90%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.15%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.10%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	1.00%

Total Mid Cap Equity Funds	8.15%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.35%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.50%

Total Small Cap Equity Funds	2.85%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.20%
MML Global Fund (Massachusetts Financial Services Company)	2.40%
MML International Equity Fund (Harris Associates L.P.)	2.20%
Oppenheimer Global Fund (OFI Global)	2.00%
Oppenheimer International Growth Fund (OFI Global)	2.20%

Total International/Global Funds	11.00%

—Fixed Income Funds	50.00%
MML High Yield Fund (Babson Capital Management LLC)	4.00%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.50%
MML Managed Bond Fund (Babson Capital Management LLC)	22.00%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	11.50%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	5.00%
Oppenheimer Global Strategic Income Fund (OFI Global)	6.00%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 9 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 9 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 10 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks found beginning on page 89 of the Prospectus:

•	Alternative Investments Risk

Many alternative investments (such as commodities, currencies, gold, energy and infrastructure, and real estate) can be highly volatile and may be illiquid. Although the Fund may at times allocate a portion of its assets to alternative investments because their performance is not expected to correlate closely with more traditional equity and fixed-income investments, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative asset classes may be negatively affected by variations (often rapid) in, among other things, their respective markets, the supply of and demand for specific products in their respective industries, economic conditions, environmental factors, governmental regulation and political developments.

•	Commodities-Related Investments Risk

Exposure to the commodities markets (including precious metals) may subject a Fund to greater volatility than investments in traditional securities. The values of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political, and regulatory developments. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. A Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes. See “Taxation and Distributions” below.

Effective immediately, the following information supplements the information for Currency Risk found in the section titled Additional Information Regarding Principal Risks on pages 90-91 of the Prospectus:

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information replaces the information for REIT Risk found in the section titled Additional Information Regarding Principal Risks on page 99 of the Prospectus:

•	Real Estate Risk; REIT Risk

Investments in real estate are subject to a number of risks, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-13-02

BA 13-01

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the final sentence of the first paragraph found in the section titled Principal Investment Strategies (page 13 in the Prospectus):

The Fund may allocate a portion of its assets to “alternative” investments, such as investments in commodities, precious metals, real estate, and foreign currencies. A portion of the Fund’s fixed income exposure will be to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default; the Fund does not normally expect to invest more than 10% of its assets in high yield bonds, although the Fund’s exposure may from time to time exceed that percentage.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 13 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 14 in the Prospectus):

Equity Funds	58.50%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	6.10%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	5.42%
MML Focused Equity Fund (Harris Associates L.P.)	3.07%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	4.51%
MML Fundamental Value Fund (Wellington Management Company, LLP)	4.68%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.34%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	4.05%

Total Large Cap Equity Funds	31.17%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	3.50%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	3.85%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.30%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	1.20%

Total Mid Cap Equity Funds	9.85%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	1.60%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	1.95%

Total Small Cap Equity Funds	3.55%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.42%
MML Global Fund (Massachusetts Financial Services Company)	2.87%
MML International Equity Fund (Harris Associates L.P.)	2.42%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	1.99%
Oppenheimer Global Fund (OFI Global)	1.80%
Oppenheimer International Growth Fund (OFI Global)	2.43%

Total International/Global Funds	13.93%

—Fixed Income Funds	39.00%
MML High Yield Fund (Babson Capital Management LLC)	2.93%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	1.22%
MML Managed Bond Fund (Babson Capital Management LLC)	17.31%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	9.26%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	3.66%
Oppenheimer Global Strategic Income Fund (OFI Global)	4.62%

—Alternatives	2.50%
Oppenheimer Diversified Alternatives Fund (OFI Global)	2.50%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 14 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 14 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 15 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks found beginning on page 89 of the Prospectus:

•	Alternative Investments Risk

Many alternative investments (such as commodities, currencies, gold, energy and infrastructure, and real estate) can be highly volatile and may be illiquid. Although the Fund may at times allocate a portion of its assets to alternative investments because their performance is not expected to correlate closely with more traditional equity and fixed-income investments, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative asset classes may be negatively affected by variations (often rapid) in, among other things, their respective markets, the supply of and demand for specific products in their respective industries, economic conditions, environmental factors, governmental regulation and political developments.

•	Commodities-Related Investments Risk

Exposure to the commodities markets (including precious metals) may subject a Fund to greater volatility than investments in traditional securities. The values of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political, and regulatory developments. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. A Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes. See “Taxation and Distributions” below.

Effective immediately, the following information supplements the information for Currency Risk found in the section titled Additional Information Regarding Principal Risks on pages 90-91 of the Prospectus:

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information replaces the information for REIT Risk found in the section titled Additional Information Regarding Principal Risks on page 99 of the Prospectus:

•	Real Estate Risk; REIT Risk

Investments in real estate are subject to a number of risks, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-13-03

MA 13-01

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 18 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Equity Funds	72.95%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	7.82%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	6.16%
MML Focused Equity Fund (Harris Associates L.P.)	4.50%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	5.69%
MML Fundamental Value Fund (Wellington Management Company, LLP)	5.36%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.16%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	5.45%

Total Large Cap Equity Funds	38.14%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	4.75%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	4.90%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	1.70%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	1.60%

Total Mid Cap Equity Funds	12.95%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.16%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	2.40%

Total Small Cap Equity Funds	4.56%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	2.92%
MML Global Fund (Massachusetts Financial Services Company)	3.50%
MML International Equity Fund (Harris Associates L.P.)	2.92%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	2.96%
Oppenheimer Global Fund (OFI Global)	2.00%
Oppenheimer International Growth Fund (OFI Global)	3.00%

Total International/Global Funds	17.30%

—Fixed Income Funds	24.30%
MML High Yield Fund (Babson Capital Management LLC)	1.70%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.97%
MML Managed Bond Fund (Babson Capital Management LLC)	10.94%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	5.59%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	2.19%
Oppenheimer Global Strategic Income Fund (OFI Global)	2.91%

—Alternatives	2.75%
Oppenheimer Diversified Alternatives Fund (OFI Global)	2.75%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 19 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 19 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 20 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks found beginning on page 89 of the Prospectus:

•	Alternative Investments Risk

Many alternative investments (such as commodities, currencies, gold, energy and infrastructure, and real estate) can be highly volatile and may be illiquid. Although the Fund may at times allocate a portion of its assets to alternative investments because their performance is not expected to correlate closely with more traditional equity and fixed-income investments, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative asset classes may be negatively affected by variations (often rapid) in, among other things, their respective markets, the supply of and demand for specific products in their respective industries, economic conditions, environmental factors, governmental regulation and political developments.

•	Commodities-Related Investments Risk

Exposure to the commodities markets (including precious metals) may subject a Fund to greater volatility than investments in traditional securities. The values of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political, and regulatory developments. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. A Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes. See “Taxation and Distributions” below.

Effective immediately, the following information supplements the information for Currency Risk found in the section titled Additional Information Regarding Principal Risks on pages 90-91 of the Prospectus:

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information replaces the information for REIT Risk found in the section titled Additional Information Regarding Principal Risks on page 99 of the Prospectus:

•	Real Estate Risk; REIT Risk

Investments in real estate are subject to a number of risks, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-13-04

GA 13-01

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 12, 2014 to the

Prospectus dated May 1, 2013 and the

Summary Prospectus dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the first sentence of the paragraph preceding the table found in the section titled Principal Investment Strategies (page 23 in the Prospectus):

The table below shows the Fund’s approximate allocation, as of January 1, 2014, among various asset classes and Underlying Funds.

Effective immediately, the following information replaces the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Equity Funds	87.30%
—Large Cap Equity Funds
MML Blue Chip Growth Fund (T. Rowe Price Associates, Inc.)	9.25%
MML Equity Income Fund (T. Rowe Price Associates, Inc.)	7.36%
MML Focused Equity Fund (Harris Associates L.P.)	5.46%
MML Fundamental Growth Fund (Wellington Management Company, LLP)	6.64%
MML Fundamental Value Fund (Wellington Management Company, LLP)	6.20%
MML Income & Growth Fund (BlackRock Investment Management, LLC)	3.46%
MML Large Cap Growth Fund (Rainier Investment Management, Inc.)	6.41%

Total Large Cap Equity Funds	44.78%

—Mid Cap Equity Funds
MML Mid Cap Growth Fund (T. Rowe Price Associates, Inc.)	6.00%
MML Mid Cap Value Fund (American Century Investment Management, Inc.)	6.30%
MML Small/Mid Cap Value Fund (AllianceBernstein L.P.)	2.10%
Oppenheimer Discovery Mid Cap Fund (OFI Global)	2.10%

Total Mid Cap Equity Funds	16.50%

—Small Cap Equity Funds
MML Small Cap Growth Equity Fund (Wellington Management Company, LLP/ Waddell & Reed Investment Management Company)	2.82%
MML Small Company Value Fund (T. Rowe Price Associates, Inc.)	3.06%

Total Small Cap Equity Funds	5.88%

—International/Global Equity Funds
MML Foreign Fund (Templeton Investment Counsel, LLC)	3.35%
MML Global Fund (Massachusetts Financial Services Company)	4.00%
MML International Equity Fund (Harris Associates L.P.)	3.35%
MML Strategic Emerging Markets Fund (Baring International Investment Limited)	3.89%
Oppenheimer Global Fund (OFI Global)	2.20%
Oppenheimer International Growth Fund (OFI Global)	3.35%

Total International/Global Funds	20.14%

—Fixed Income Funds	9.70%
MML High Yield Fund (Babson Capital Management LLC)	0.49%
MML Inflation-Protected and Income Fund (Babson Capital Management LLC)	0.49%
MML Managed Bond Fund (Babson Capital Management LLC)	4.37%
MML PIMCO Total Return Fund (Pacific Investment Management Company LLC)	2.43%
MML Short-Duration Bond Fund (Babson Capital Management LLC)	0.73%
Oppenheimer Global Strategic Income Fund (OFI Global)	1.19%

—Alternatives	3.00%
Oppenheimer Diversified Alternatives Fund (OFI Global)	3.00%

Effective immediately, the following information replaces the first sentence following the table found in the section titled Principal Investment Strategies (page 24 in the Prospectus):

Through its investments in Underlying Funds, the Fund may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Effective immediately, the following information supplements the information found in the section titled Principal Risks (beginning on page 24 in the Prospectus):

Alternative Investments Risk: Many alternative investments can be highly volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Commodities-Related Investments Risk: The Fund’s investments in commodities (including precious metals) may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Risk; REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Effective immediately, the following information supplements the information found under the heading Foreign Investment Risk; Emerging Markets Risk; Currency Risk in the section titled Principal Risks (page 25 in the Prospectus):

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks found beginning on page 89 of the Prospectus:

•	Alternative Investments Risk

Many alternative investments (such as commodities, currencies, gold, energy and infrastructure, and real estate) can be highly volatile and may be illiquid. Although the Fund may at times allocate a portion of its assets to alternative investments because their performance is not expected to correlate closely with more traditional equity and fixed-income investments, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative asset classes may be negatively affected by variations (often rapid) in, among other things, their respective markets, the supply of and demand for specific products in their respective industries, economic conditions, environmental factors, governmental regulation and political developments.

•	Commodities-Related Investments Risk

Exposure to the commodities markets (including precious metals) may subject a Fund to greater volatility than investments in traditional securities. The values of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political, and regulatory developments. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity. A Fund’s investments in commodities and commodity-related instruments may bear on or be limited by the Fund’s intention to qualify as a “regulated investment company” for U.S. federal income tax purposes. See “Taxation and Distributions” below.

Effective immediately, the following information supplements the information for Currency Risk found in the section titled Additional Information Regarding Principal Risks on pages 90-91 of the Prospectus:

Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Effective immediately, the following information replaces the information for REIT Risk found in the section titled Additional Information Regarding Principal Risks on page 99 of the Prospectus:

•	Real Estate Risk; REIT Risk

Investments in real estate are subject to a number of risks, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, and may be subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. A “mortgage” REIT that invests most or all of its assets in mortgages will be subject to many of the risks described above in respect of mortgage-backed securities. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-13-05

AA 13-01